UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2907

Waddell & Reed Advisors High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Casinos & Gaming - 0.10%
Pinnacle Entertainment, Inc. (A)	103	$791

Movies & Entertainment - 0.18%
RHI Entertainment, Inc. (A)	165	1,340

Oil & Gas Equipment & Services - 0.18%
Dresser-Rand Group Inc. (A)	79	1,363

Oil & Gas Storage & Transportation - 0.23%
Inergy, L.P.	100	1,704

Railroads - 0.13%
Kansas City Southern (A)	50	952

Wireless Telecommunication Service - 0.04%
NII Holdings, Inc. (A)	17	300

TOTAL COMMON STOCKS - 0.86%		$6,450
(Cost: $12,161)

CORPORATE DEBT SECURITIES	Principal
Aerospace - 0.55%
Esterline Technologies Corporation,
7.750%, 6-15-13	$4,750	4,133

Airlines - 0.40%
American Airlines, Inc.,
7.379%, 5-23-16	1,078	420
Delta Air Lines, Inc.:
8.954%, 8-10-14	2,807	1,488
8.021%, 8-10-22	2,158	1,122
		3,030
Aluminum - 0.09%
Aleris International, Inc.:
9.000%, 12-15-14	3,400	204
10.000%, 12-15-16	2,750	447
		651
Apparel, Accessories & Luxury Goods - 0.74%
Oxford Industries, Inc.,
8.875%, 6-1-11	1,975	1,491
Perry Ellis International, Inc.,
8.875%, 9-15-13	6,750	4,050
		5,541
Automobile Manufacturers - 0.45%
General Motors Corporation,
7.200%, 1-15-11	6,000	1,260
UCI Holdco, Inc.,
9.996%, 12-15-13 (B)(C)	5,024	830
United Auto Group, Inc.,
7.750%, 12-15-16	2,750	1,279
		3,369
Automotive Retail - 0.89%
AutoNation, Inc.,
6.752%, 4-15-13 (B)	4,000	2,740
Group 1 Automotive, Inc.,
8.250%, 8-15-13	5,875	3,936
		6,676
Building Products - 4.70%
AMH Holdings, Inc.,
0.000%, 3-1-14 (D)	6,100	3,386
Associated Materials Incorporated,
9.750%, 4-15-12	5,820	4,583
Builders FirstSource, Inc.,
6.399%, 2-15-12 (B)	3,000	975
CPG International I Inc.,
10.500%, 7-1-13	2,500	1,400
Interface, Inc.:
10.375%, 2-1-10	5,810	5,752
9.500%, 2-1-14	7,060	5,648
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12 (E)	850	633
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.000%, 11-1-11	6,750	5,737
PIH Acquisition Co.,
10.750%, 10-1-13	2,350	940
Ply Gem Industries, Inc.:
9.000%, 2-15-12	12,375	2,970
11.750%, 6-15-13	6,000	3,240
		35,264
Cable & Satellite - 3.07%
Cablevision Systems Corporation,
8.125%, 8-15-09	5,375	5,348
CSC Holdings Inc,
8.500%, 6-15-15 (F)	2,900	2,552
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	9,500	9,215
EchoStar DBS Corporation,
7.750%, 5-31-15	7,000	5,950
		23,065
Capital Goods - 0.51%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	4,175	3,111
8.875%, 9-1-16	1,190	696
		3,807
Casinos & Gaming - 4.14%
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10	7,350	2,426
Mandalay Resort Group,
9.375%, 2-15-10	4,500	3,285
MGM MIRAGE:
8.500%, 9-15-10	6,650	5,586
8.375%, 2-1-11	2,500	1,487
7.625%, 1-15-17	2,500	1,612
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	16,000	12,160
7.500%, 6-15-15	1,500	870
Pokagon Gaming Authority,
10.375%, 6-15-14 (F)	2,237	1,924
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (F)	3,500	1,750
		31,100
Chemicals - 2.21%
Compass Minerals International, Inc.,
12.000%, 6-1-13	3,468	3,485
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.750%, 11-15-14	4,000	1,140
Momentive Performance Materials Inc.:
9.750%, 12-1-14	5,000	2,125
11.500%, 12-1-16	7,500	2,213
Nalco Company:
7.750%, 11-15-11	7,100	6,816
8.875%, 11-15-13	1,000	845
		16,624
Coal & Consumable Fuels - 0.46%
Foundation PA Coal Company,
7.250%, 8-1-14	4,200	3,444

Construction & Farm Machinery & Heavy Trucks - 0.15%
Case New Holland Inc.,
7.125%, 3-1-14	1,560	1,108

Consumer Finance - 3.12%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	12,300	10,455
Ford Motor Credit Company:
9.750%, 9-15-10	3,000	2,400
9.875%, 8-10-11	5,000	3,689
7.569%, 1-13-12 (B)	1,650	1,073
Ford Motor Credit Company LLC,
12.000%, 5-15-15	3,000	2,240
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	4,413	3,530
		23,387
Consumer Products - 1.85%
Visant Holding Corp.,
8.750%, 12-1-13	11,650	8,621
Wm. Wrigley Jr. Company,
4.650%, 7-15-15	7,100	5,254
		13,875
Containers - 2.34%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	2,708
Freescale Semiconductor, Inc.,
9.125%, 12-15-14	5,500	1,265
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	3,250	2,316
9.875%, 10-15-14	5,100	3,136
Huntsman International LLC,
7.375%, 1-1-15	3,000	1,575
Solo Cup Company,
8.500%, 2-15-14	10,250	6,560
		17,560
Diversified Metals & Mining - 1.20%
Freeport-McMoRan Copper & Gold Inc.:
7.084%, 4-1-15 (B)	4,750	3,135
8.250%, 4-1-15	1,500	1,275
8.375%, 4-1-17	3,400	2,788
Metals USA, Inc.,
11.125%, 12-1-15	3,100	1,829
		9,027
Electric - 0.88%
Aquila, Inc.,
11.875%, 7-1-12 (B)	6,500	6,565

Electrical Equipment - 0.53%
Baldor Electric Company,
8.625%, 2-15-17	5,350	3,986

Environmental & Facilities Services - 0.64%
Mueller Water Products, Inc.,
7.375%, 6-1-17	7,055	4,797

Fertilizers & Agricultural Chemicals - 1.16%
Mosaic Company (The):
7.375%, 12-1-14 (F)	3,100	2,542
7.625%, 12-1-16 (F)	7,700	6,160
		8,702
Gas Pipe Lines - 1.12%
Sonat Inc.,
7.625%, 7-15-11	4,000	3,647
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,441
7.625%, 7-15-19	3,000	2,344
		8,432
Health Care Facilities / Supplies - 9.68%
Bausch & Lomb Incorporated,
9.875%, 11-1-15 (F)	1,900	1,425
Biomet, Inc.:
10.000%, 10-15-17	5,600	5,376
11.625%, 10-15-17	2,320	1,984
HCA Inc.:
6.750%, 7-15-13	8,500	5,355
9.125%, 11-15-14	2,050	1,901
9.250%, 11-15-16	5,750	5,276
9.625%, 11-15-16	5,616	4,380
HealthSouth Corporation:
8.323%, 6-15-14 (B)	16,750	13,400
10.750%, 6-15-16	4,750	4,358
Psychiatric Solutions, Inc.,
7.750%, 7-15-15	6,600	4,851
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	4,700	3,384
11.750%, 11-15-14	7,000	4,620
Rural/Metro Corporation,
0.000%, 3-15-16 (D)	6,135	3,160
United Surgical Partners International, Inc.,
8.875%, 5-1-17	6,000	4,110
US Oncology, Inc.:
9.000%, 8-15-12	5,250	4,777
10.750%, 8-15-14	5,250	4,279
		72,636
Hotels, Resorts & Cruise Lines - 0.10%
Gaylord Entertainment Company,
6.750%, 11-15-14	1,250	775

Household Products - 0.89%
Chattem, Inc.,
7.000%, 3-1-14	1,500	1,290
Sealy Mattress Company,
8.250%, 6-15-14	3,375	1,991
Simmons Bedding Company,
7.875%, 1-15-14	7,412	2,150
Simmons Company,
0.000%, 12-15-14 (D)	10,750	1,236
		6,667
Leisure - 1.97%
AMC Entertainment Inc.:
8.000%, 3-1-14	9,300	5,720
11.000%, 2-1-16	3,000	2,096
Cinemark, Inc.,
0.000%, 3-15-14 (D)	8,625	6,975
		14,791
Lodging - 2.01%
Gaylord Entertainment Company,
8.000%, 11-15-13	2,400	1,656
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	10,465
Vail Resorts, Inc.,
6.750%, 2-15-14	4,000	2,980
		15,101
Oil & Gas Equipment & Services - 0.28%
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,100

Oil & Gas Exploration & Production - 1.43%
Chesapeake Energy Corporation,
7.625%, 7-15-13	2,350	2,021
Newfield Exploration Company:
7.625%, 3-1-11	2,000	1,880
6.625%, 9-1-14	2,000	1,640
Petrohawk Energy Corporation:
9.125%, 7-15-13	4,600	3,726
7.875%, 6-1-15 (F)	2,000	1,480
		10,747
Oil & Gas Storage & Transportation - 1.49%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	3,371
Inergy, L.P. and Inergy Finance Corp.,
8.250%, 3-1-16	10,042	7,833
		11,204
Packaged Foods & Meats - 0.98%
Central Garden & Pet Company,
9.125%, 2-1-13	9,380	5,534
Pinnacle Foods Finance LLC and Pinnacle Foods Finance Corp.,
9.250%, 4-1-15	2,875	1,855
		7,389
Paper & Forest Products - 2.07%
Buckeye Technologies Inc.:
8.000%, 10-15-10	9,518	8,661
8.500%, 10-1-13	8,050	6,843
		15,504
Pharmaceuticals - 1.25%
Warner Chilcott Corporation,
8.750%, 2-1-15	10,575	9,412

Publishing - 0.97%
Lamar Advertising Company,
6.625%, 8-15-15	5,500	3,974
Lamar Media Corp.:
7.250%, 1-1-13	2,759	2,200
6.625%, 8-15-15	1,500	1,084
		7,258
Railroads - 5.01%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	1,650	1,353
7.375%, 6-1-14	5,250	4,295
Kansas City Southern Railway Company (The):
7.500%, 6-15-09	14,224	14,260
13.000%, 12-15-13	12,500	12,531
TFM, S.A. de C.V.,
9.375%, 5-1-12	5,625	5,147
		37,586
Restaurants - 1.04%
NPC International, Inc.,
9.500%, 5-1-14	10,790	7,823

Retail Propane Distributers - 0.41%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.750%, 5-1-14	4,500	3,105

Retail Stores - 5.68%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.500%, 12-15-13	3,730	2,947
Dollar General Corporation:
10.625%, 7-15-15	8,000	7,640
11.875%, 7-15-17	3,950	3,377
Jostens IH Corp.,
7.625%, 10-1-12	2,000	1,640
Nebraska Book Company, Inc.,
8.625%, 3-15-12	2,435	1,096
Pantry, Inc. (The),
7.750%, 2-15-14	5,175	3,571
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	8,000	6,880
10.500%, 11-15-16	4,335	2,948
Sonic Automotive, Inc.,
8.625%, 8-15-13	8,000	2,980
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	10,503	9,505
		42,584
Secondary Oil & Gas Producers - 1.56%
Denbury Resources Inc.:
7.500%, 4-1-13	1,750	1,330
7.500%, 12-15-15	3,315	2,353
EXCO Resources, Inc.,
7.250%, 1-15-11	6,500	5,070
Forest Oil Corporation,
7.750%, 5-1-14	3,500	2,940
		11,693
Service - Other - 8.24%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,250	4,101
Allied Waste North America, Inc.:
7.250%, 3-15-15	3,725	3,464
7.125%, 5-15-16	4,000	3,640
6.875%, 6-1-17	1,500	1,395
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,054
Corrections Corporation of America:
7.500%, 5-1-11	1,750	1,732
6.750%, 1-31-14	2,300	2,145
Education Management LLC and Education Management Finance Corp.,
8.750%, 6-1-14	15,015	11,411
Expedia, Inc.,
8.500%, 7-1-16 (F)	4,150	3,092
Iron Mountain Incorporated:
8.625%, 4-1-13	3,750	3,525
7.750%, 1-15-15	7,000	6,283
KAR Holdings, Inc.,
7.193%, 5-1-14 (B)	2,050	871
Laureate Education, Inc.:
10.000%, 8-15-15 (F)	4,100	2,670
11.000%, 8-15-15 (C)(F)	3,341	1,732
11.750%, 8-15-17 (F)	1,625	914
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	5,875	2,585
Tube City IMS Corporation,
9.750%, 2-1-15	2,450	858
West Corporation:
9.500%, 10-15-14	10,325	5,679
11.000%, 10-15-16	8,000	3,720
		61,871
Specialized REITs - 0.21%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	1,540

Technology - 3.27%
L-3 Communications Corporation,
6.125%, 1-15-14	3,050	2,768
NXP B.V. and NXP Funding LLC:
7.875%, 10-15-14	2,275	887
9.500%, 10-15-15	2,500	475
Seagate Technology HDD Holdings,
6.800%, 10-1-16	2,700	1,404
SunGard Data Systems Inc.:
9.125%, 8-15-13	750	649
10.250%, 8-15-15	9,030	5,960
Xerox Capital Trust I,
8.000%, 2-1-27	11,250	7,682
Xerox Corporation:
6.400%, 3-15-16	5,000	3,900
6.750%, 2-1-17	1,075	780
		24,505
Utilities - 3.46%
Dynegy Holdings Inc.,
8.375%, 5-1-16	6,000	4,260
Mirant Americas Generation, Inc.,
8.300%, 5-1-11	6,800	6,596
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,376
Qwest Corporation,
8.875%, 3-15-12	5,000	4,625
Texas Competitive Electric Holdings Company LLC and TCEH Finance, Inc.,
10.250%, 11-1-15 (F)	7,250	5,147
		26,004
Wireless - 0.24%
Cricket Communications, Inc.,
9.375%, 11-1-14	2,000	1,800

Wireless Telecommunication Service - 1.75%
MetroPCS Communications, Inc.,
9.250%, 11-1-14	3,425	3,065
Sprint Capital Corporation:
6.375%, 5-1-09	4,500	4,472
7.625%, 1-30-11	6,750	5,636
		13,173

TOTAL CORPORATE DEBT SECURITIES - 85.19%		$639,411
(Cost: $876,358)

SENIOR LOANS

Casinos & Gaming - 0.43%
Las Vegas Sands, LLC,
2.220%, 5-23-14 (B)	7,000	3,243

Consumer Finance - 0.26%
Venetian Macau Limited:
2.720%, 5-25-13 (B)	2,000	990
2.720%, 3-10-14 (B)	1,268	628
2.720%, 3-10-14 (B)	732	362
		1,980
Consumer Products - 1.72%
Wm. Wrigley Jr. Company,
7.750%, 7-17-14 (B)	13,500	12,892

Containers - 0.12%
Huntsman International LLC,
2.221%, 4-19-14 (B)	1,500	924

Health Care Facilities / Supplies - 1.61%
CHS/Community Health Systems, Inc.:
4.439%, 7-25-14 (B)	807	628
1.000%, 7-25-14 (B)	232	180
4.446%, 7-25-14 (B)	5,808	4,522
Community Health Systems Inc.,
3.404%, 7-25-14 (B)	116	90
HCA Inc.,
3.709%, 11-18-13 (B)	3,990	3,113
HealthSouth Corporation:
4.690%, 3-10-13 (B)	3,897	3,018
4.750%, 3-10-13 (B)	667	517
		12,068
Leisure - 0.15%
Cinemark USA, Inc.,
3.99%, 10-5-13 (B)	1,500	1,082

Utilities - 0.46%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.961%, 10-10-14 (B)	38	26
5.368%, 10-10-14 (B)	2,819	1,943
5.888%, 10-10-14 (B)	2,118	1,460
		3,429

TOTAL SENIOR LOANS - 4.75%		$35,618
(Cost: $44,486)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	8,631	8,631
Bemis Company, Inc.,
2.150%, 1-6-09	5,000	4,999
Clorox Co.:
3.500%, 1-13-09	2,550	2,547
3.350%, 1-22-09	10,000	9,980
Coca-Cola Company (The),
0.050%, 1-5-09	12,957	12,957
CVS Caremark Corporation,
5.500%, 1-20-09	8,000	7,977
Diageo Capital plc (Diageo plc),
5.500%, 1-21-09	4,063	4,051
ITT Corporation:
2.500%, 1-5-09	2,958	2,957
6.000%, 1-5-09	2,475	2,473
McCormick & Co. Inc.,
0.150%, 1-2-09	3,000	3,000
Sara Lee Corporation,
1.250%, 1-7-09	7,000	6,999
Sonoco Products Co.,
2.100%, 1-5-09	2,500	2,499

TOTAL SHORT-TERM SECURITIES - 9.20%		$69,070
(Cost: $69,070)

TOTAL INVESTMENT SECURITIES - 100.00%		$750,549
(Cost: $1,002,075)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$6,450	$ ---
Level 2 - Other Significant Observable Inputs	738,004	---
Level 3 - Significant Unobservable Inputs	6,095	---
Total	$750,549	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 9-30-08	$7,997	$ ---
Net realized gain (loss)	40	---
Net change in unrealized appreciation (depreciation)	(1,410)	---
Net purchases (sales)	(532)	---
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$ 6,095	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08*	$(1,410)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Net change in unrealized appreciation (depreciation) includes $(288) from changes in accrued amortization.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(C)Payment in kind bonds.

(D)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(E)This security currently pays the stated rate but this rate will increase in the future.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2008, the total value of these securities amounted to $31,388 or 4.18% of total investment securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009